[LOGO]
FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK
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70 WEST RED OAK LANE, FOURTH FLOOR
WHITE PLAINS, NEW YORK 10604
ADMINISTRATIVE OFFICE: P.O. BOX 750497, TOPEKA, KS 66675-0497

May 1, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

Subj:  Variable Annuity Account A
       File Nos. 811-21104 and 333-89236
       Post Effective Amendment Nos. 2 and 3

Dear Sir/Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement of  Additional  Information  for Variable  Annuity  Account A does not differ  from  that  contained  in  Post-Effective  Amendment  No.  2  under  the
Securities Act of 1933 and  Post-Effective  Amendment No. 3 under the Investment
Company Act of 1940. This Post-Effective  Amendment was filed  electronically on
April 30, 2003.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3263.

Very truly yours,

J. MICHAEL KEEFER

J. Michael Keefer
Vice President, General Counsel and Secretary
First Security Benefit Life Insurance and
  Annuity Company of New York